Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$383	$463
Bank deposits	7,877	10,575
	8,260	11,038
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$10,179	$6,144
Negotiable certificate of deposit	7,950	7,600
Time deposits	2,436	2,863
	20,565	16,607
	$28,825	$27,645

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2017	2018
Bank deposits	0.00%-0.70%	0.00%-0.50%
Commercial paper	0.32%-0.40%	0.47%-0.57%
Negotiable certificate of deposit	0.40%-0.50%	0.55%-0.60%
Time deposits	0.52%-4.40%	0.09%-4.40%